Average Annual Total Returns - Admiral - Vanguard Short-Term Corporate Bond Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.05%	3.55%	3.09%	4.08%	2.51%	2.14%	2.98%	2.26%	1.97%	5.41%	3.73%	3.27%	7.75%	4.53%	3.89%